Defered consideration, contingent liabilities and others (Details Textuals) R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)		May 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Accounts payable from acquisition of subsidiaries	[1]	R$ 29,814	R$ 4,959
Increase decrease in contingent liabilities	[2]	6,719
Onerous Contracts		3,248 [3]	R$ 0	[3]	$ 1.4
Zetta Health Analytics SA
Disclosure of detailed information about business combination [line items]
Accounts payable from acquisition of subsidiaries		R$ 27,500

[1]	From the total amount, R$27,500 is related to deferred consideration of the business combination of Zetta. Refer to note 6(i).
[2]	The Group has contingent liabilities related to social security issues resulting from the normal course of the business. The recognized provision reflects the Management’s best estimate of the most likely outcome. The Group understands that the provision recognized is enough to cover the probable losses and Management evaluates and updates the amount on a periodic basis, as needed. There is no contingency classified as possible by the Group. The change in contingent liabilities is solely comprised of an increase of R$6,719 on December 31, 2022. There were no reversals to the provisions during the period.
[3]	The amount consists of contingent consideration related to the business combination of Zetta (refer to note 6 (i)).